Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Common stock [member]	Additional paid-in capital [member]	Other equity reserves and subordinated notes [member]	Retained earnings [member]	Total controlling interest [member]	Non-controlling interests [member]
Balance as of at Dec. 31, 2022	$ 10,909	$ 318	$ 7,492	$ (1,555)	$ 4,246	$ 10,501	$ 408
Net income for the period	199				182	182	17
Other comprehensive income (loss) for the period	207			193		193	14
Total of other comprehensive income (loss) for the period	406			193	182	375	31
Cancellation of own shares by shareholders' resolution			(111)	111
Shares in trust for future deliveries under share-based compensation	(45)			(45)		(45)
Issuance of subordinated notes	992			992		992
Share-based compensation	61			61		61
Changes in non-controlling interest	(87)						(87)
Coupons accrued on subordinated notes	(120)			(120)		(120)
Balance as of at Dec. 31, 2023	12,116	318	7,381	(363)	4,428	11,764	352
Net income for the period	960				939	939	21
Other comprehensive income (loss) for the period	(319)			(267)		(267)	(52)
Total of other comprehensive income (loss) for the period	641			(267)	939	672	(31)
Dividends declared	(120)				(120)	(120)
Shares in trust for future deliveries under share-based compensation	(52)			(52)		(52)
Share-based compensation	55			55		55
Changes in non-controlling interest	(20)						(20)
Coupons accrued on subordinated notes	(143)			(143)		(143)
Balance as of at Dec. 31, 2024	12,477	318	7,381	(770)	5,247	12,176	301
Net income for the period	970				960	960	10
Other comprehensive income (loss) for the period	416			419		419	(3)
Total of other comprehensive income (loss) for the period	1,386			419	960	1,379	7
Dividends declared	(130)				(130)	(130)
Shares in trust for future deliveries under share-based compensation	(49)			(49)		(49)
Issuance of subordinated notes	989			989		989
Repurchase of subordinated notes	(992)			(992)		(992)
Share-based compensation	84			84		84
Coupons accrued on subordinated notes	(127)			(127)		(127)
Balance as of at Dec. 31, 2025	$ 13,638	$ 318	$ 7,381	$ (446)	$ 6,077	$ 13,330	$ 308